INCOME TAX (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 2,835,936	$ 1,422,665
Domestic Tax Authority [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	7,914,557
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Domestic Tax Authority [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount		259,716
Tax Credit Carryforward, Expiration Date		Dec. 31, 2031
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards	6,719,602
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Income Tax Disclosure [Line Items]
Tax Credit Carryforward, Amount		$ 198,897
Tax Credit Carryforward, Expiration Date		Dec. 31, 2026